PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Composition of Property and Equipment and Related Accumulated Depreciation
	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2023	2024
	in USD thousands				in USD thousands				in USD thousands
Composition in 2024
Office furniture and equipment	252	-	1	251	165	27	1	191	87	60
Computers and communications equipment	1,062	17	612	467	820	83	612	291	242	176
Laboratory equipment	1,613	36	78	1,571	1,598	5	78	1,525	15	46
Leasehold improvements	2,036	-	-	2,036	1,907	25	-	1,932	129	104
	4,963	53	691	4,325	4,490	140	691	3,939	473	386